Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	$ 215,927	$ 132,787	$ 132,022
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	138,688	91,912
Equity Securities | Developed Markets Equity Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	72,169	86,601
Equity Securities | Emerging Markets Equity Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	66,519	5,311
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	77,239	40,875
Debt Securities | UK debt funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	11,866	30,439
Debt Securities | Liability Term Matching Debt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	65,373	10,436
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	72,169	88,088
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	72,169	88,088
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity Securities | Developed Markets Equity Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	72,169	86,601
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity Securities | Emerging Markets Equity Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total		1,487
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	143,758	44,699
Significant Observable Inputs (Level 2) | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	66,519	3,824
Significant Observable Inputs (Level 2) | Equity Securities | Emerging Markets Equity Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	66,519	3,824
Significant Observable Inputs (Level 2) | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	77,239	40,875
Significant Observable Inputs (Level 2) | Debt Securities | UK debt funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	11,866	30,439
Significant Observable Inputs (Level 2) | Debt Securities | Liability Term Matching Debt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, total	$ 65,373	$ 10,436